Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant stock options or similar equity awards in anticipation of, or in coordination with, the release of material nonpublic information — such as significant earnings announcements — nor do we time the public disclosure of such information to align with grant dates. In addition, we refrain from granting stock options or comparable awards during periods when material nonpublic information is available, including (i) periods covered by our Insider Trading Policy “blackout” restrictions or outside designated trading windows, and (ii) beginning four business days prior to, and ending one business day after, the filing of our periodic reports or a Form 8-K that contains material nonpublic information. These timing restrictions do not apply to RSUs or other equity awards that do not include an exercise price tied to the market value of our common stock.
Our executive officers are not permitted to select the grant date for their awards. The Company does not follow a policy of making annual or regularly scheduled equity grants and, therefore, does not have maintain a standing policy regarding the timing of awards relative to the release of material nonpublic information. Grants become effective on the date they are approved (or on the next trading day if the approval date is not a trading day).
Consistent with this policy, during the fiscal year 2025, none of our NEOs received stock option awards with an effective grant date falling within the period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or a Form 8-K disclosing material nonpublic information.

Award Timing Method
Our executive officers are not permitted to select the grant date for their awards. The Company does not follow a policy of making annual or regularly scheduled equity grants and, therefore, does not have maintain a standing policy regarding the timing of awards relative to the release of material nonpublic information. Grants become effective on the date they are approved (or on the next trading day if the approval date is not a trading day).

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant stock options or similar equity awards in anticipation of, or in coordination with, the release of material nonpublic information — such as significant earnings announcements — nor do we time the public disclosure of such information to align with grant dates. In addition
MNPI Disclosure Timed for Compensation Value	false